Basis of Presentation	12 Months Ended
Oct. 31, 2022
Disclosure of basis of preparation of financial statements [Abstract]
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

a)	Statement of compliance

These consolidated financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) appliable to the preparation of financial statements.

These consolidated financial statements are presented in $USD, which is the Company’s and its subsidiary’s functional currency.

b)	Basis of measurement

These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information. Certain prior period amounts have been reclassified to conform to the presentation in the current period. Such reclassifications were not considered significant.

c)	Approval of the consolidated financial statements

These consolidated financial statements were authorized for issue by the Board of Directors on February 24, 2023.